Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,683,000.00
Previously Paid Amount	0.00
Total Fee Amount	232.42
Total Offset Amount	0.00
Net Fee	232.42
Narrative - Max Aggregate Offering Price	$ 1,683,000.00
Final Prospectus	true